Related Party Transactions - Disclosure of Directors and Other Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries, directors’ fees and other short-term benefits	$ 4,520	$ 3,555
Share-based payments	3,285	1,268
Total key management personnel compensation	$ 7,805	$ 4,823